Note 6 - Term Loans Payable (Details Textual) - CAD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	May 01, 2023	Mar. 31, 2023	Mar. 31, 2022
Statement Line Items [Line Items]
Total borrowings	$ 1,138,430	$ 1,138,520
Loan agreement with related party [member]
Statement Line Items [Line Items]
Total borrowings				$ 1,145,520	$ 145,520
Borrowings, interest rate			11.35%	8.35%
Interest paid, classified as financing activities	$ 32,505	$ 126,606